Debt - Credit Facilities (FY) (Details)			3 Months Ended		12 Months Ended
	Feb. 05, 2019 USD ($)	Feb. 04, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Payments on credit facilities			$ 0	$ 108,000,000	$ 108,000,000	$ 0	$ 179,000,000
Line of Credit
Line of Credit Facility [Line Items]
Unrestricted member's equity					1,010,000,000
Cleco Holdings
Line of Credit Facility [Line Items]
Ratio of total indebtedness to total capitalization		0.65
Cleco Holdings | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 175,000,000
Line of credit facility, remaining borrowing capacity					$ 475,000,000
Increase in credit facility capacity		$ 75,000,000
Commitment fees					0.275%
Higher fees if downgraded					0.075%
Additional interest if downgraded					0.50%
Payments on credit facilities	$ 75,000,000
Cleco Holdings | Line of Credit | Maximum
Line of Credit Facility [Line Items]
Ratio of total indebtedness to total capitalization					0.65
Cleco Holdings | Line of Credit | ABR
Line of Credit Facility [Line Items]
Basis spread on variable rate					0.75%
Cleco Holdings | Line of Credit | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate					1.75%
Cleco Power
Line of Credit Facility [Line Items]
Payments on credit facilities					$ 33,000,000	$ 0	$ 106,000,000
Cleco Power | Maximum
Line of Credit Facility [Line Items]
Ratio of total indebtedness to total capitalization					0.65
Cleco Power | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 300,000,000
Unrestricted member's equity					$ 989,000,000
Higher fees if downgraded					0.05%
Additional interest if downgraded					0.125%
Cleco Power | Line of Credit | Maximum
Line of Credit Facility [Line Items]
Ratio of total indebtedness to total capitalization					0.65
Cleco Power | Line of Credit | ABR
Line of Credit Facility [Line Items]
Basis spread on variable rate					0.125%
Cleco Power | Line of Credit | LIBOR
Line of Credit Facility [Line Items]
Basis spread on variable rate					1.125%